UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	  Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    April 26, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $582613


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    13878   254869 SH       SOLE                   140000            114869
Americredit Corp.              common           03060R101    38247  2245850 SH       SOLE                  1900000            345850
Anheuser Busch Co.             common           035229103     1432    28082 SH       SOLE                                      28082
Apogent Tech. Inc.             common           03760A101     6636   216300 SH       SOLE                   180000             36300
Bandag, Inc. Cl. A             common           059815308     1311    28500 SH       SOLE                    20000              8500
Berkshire Hath Cl. A           common           084670108    15861      170 SH       SOLE                                        170
Berkshire Hath Cl. B           common           084670207     2616      841 SH       SOLE                                        841
Blair Corp.                    common           092828102     2158    80975 SH       SOLE                    43000             37975
Bristol Myers Squibb           common           110122108    20054   827650 SH       SOLE                   635000            192650
Cadbury Schweppes              common           127209302     9334   290325 SH       SOLE                   190000            100325
CenturyTel Inc.                common           156700106     1762    64100 SH       SOLE                                      64100
Chgo Rivet & Machine           common           168088102      447    15125 SH       SOLE                                      15125
Clorox                         common           189054109    25702   525488 SH       SOLE                   440000             85488
Coca-Cola Co.                  common           191216100    43464   864105 SH       SOLE                   699000            165105
Electronic Data Syst           common           285661104     9913   512275 SH       SOLE                   417000             95275
Emerson Electric Co.           common           291011104      857    14300 SH       SOLE                                      14300
Equifax Inc.                   common           294429105     1913    74100 SH       SOLE                                      74100
Ethan Allen Interiors          common           297602104     2302    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    21440   363027 SH       SOLE                   247000            116027
Federal Nat'l Mtg.             common           313586109     5335    71750 SH       SOLE                    70000              1750
First Data Corp.               common           319963104    14656   347625 SH       SOLE                   130000            217625
First Health Group             common           320960107    16590   758900 SH       SOLE                   505000            253900
Friedman's, Inc. Cl. A         common           358438109     4376   754500 SH       SOLE                   617500            137000
Gannett Company                common           364730101     1229    13940 SH       SOLE                                      13940
General Electric Co.           common           369604103      337    11050 SH       SOLE                                      11050
H&R Block                      common           093671105     8465   165875 SH       SOLE                   125000             40875
Henkel KGAA ADR                common           42550U109    32240   423150 SH       SOLE                   360000             63150
Henkel ORD                     common           005002465     3398    44595 SH       SOLE                    44595
Hillenbrand Ind.               common           431573104      204     3000 SH       SOLE                                       3000
Interpublic Group Co.          common           460690100    12398   806125 SH       SOLE                   693100            113025
Interstate Bakeries            common           46072H108     3680   323700 SH       SOLE                   290000             33700
Johnson & Johnson              common           478160104     9558   188440 SH       SOLE                   120000             68440
Kraft Foods, Inc.              common           50075n104    45057  1407600 SH       SOLE                  1164000            243600
Lancaster Colony Corp.         common           513847103    34466   853125 SH       SOLE                   617200            235925
Leucadia National Corp.        common           527288104     2627    49300 SH       SOLE                                      49300
Liberty Media Corp. A          common           530718105    58972  5385595 SH       SOLE                  4050000           1335595
Lubrizol Corp.                 common           549271104     1330    42250 SH       SOLE                    40000              2250
MBIA Inc.                      common           55262C100     2892    46125 SH       SOLE                    40000              6125
MGIC Investment                common           552848103     2482    38650 SH       SOLE                    30000              8650
Markel Corp.                   common           570535104     1370     4760 SH       SOLE                                       4760
Masco Corp.                    common           574599106     2076    68200 SH       SOLE                                      68200
Merck & Co. Inc.               common           589331107     1449    32800 SH       SOLE                                      32800
Microsoft Corp.                common           594918104     2788   111670 SH       SOLE                   100000             11670
NICOR Inc.                     common           654086107     5717   162275 SH       SOLE                   145000             17275
PepsiCo Inc.                   common           713448108     5730   106410 SH       SOLE                    90000             16410
Pfizer Inc.                    common           717081103     4471   127550 SH       SOLE                   100000             27550
Procter & Gamble Co.           common           742718109     2090    19930 SH       SOLE                                      19930
Russ Berrie & Co.              common           782233100      280     8000 SH       SOLE                                       8000
SBC Communications             common           78387G103      207     8421 SH       SOLE                                       8421
TJX Co.                        common           872540109     2493   101500 SH       SOLE                                     101500
Time Warner Inc.               common           887317105     1924   114100 SH       SOLE                                     114100
Torchmark Corp.                common           891027104     1458    27100 SH       SOLE                                      27100
Tribune Co. New                common           896047107     1387    27500 SH       SOLE                                      27500
Trizec Properties              common           89687P107    10724   625325 SH       SOLE                   561000             64325
Tyco Int'l LTD                 common           902124106    37921  1323600 SH       SOLE                   903000            420600
U.S. Bancorp                   common           902973304     5125   185365 SH       SOLE                   150000             35365
Unilever NV (NEW)              common           904784709    10336   148850 SH       SOLE                   122000             26850
Verizon Commun.                common           92343V104      214     5856 SH       SOLE                                       5856
Wal Mart Stores Inc.           common           931142103      275     4600 SH       SOLE                                       4600
Washington Mutual              common           939322103     1760    41200 SH       SOLE                    40000              1200
Waste Management Inc.          common           94106L109      481    15925 SH       SOLE                                      15925
Wesco Financial Co.            common           950817106     2717     7020 SH       SOLE                                       7020